2. Local exemption rules applied by subsidiaries of the Group	12 Months Ended
Dec. 31, 2019
Local exemption rules applied by subsidiaries of the Group
Local exemption rules applied by subsidiaries of the Group

2.          Local exemption rules applied by subsidiaries of the Group

Affimed GmbH, Heidelberg, Germany, makes use of the exemption clause, available under § 264 (3) HGB in 2019. The consolidated financial statements of Affimed N.V. as of and for the year ended 31 December 2019 will be filed in Germany as a supplement to the financial statements of Affimed  GmbH, in order to meet the requirements of the exemption clause available under § 264 (3) HGB in 2019.